Pension and Other Postretirement Benefits - Schedule of Changes in Benefit Obligations and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Benefit Obligation
Projected Benefit obligation at end of year	$ 2,300	$ 2,000
Change in Plan Assets
Fair value of plan assets at end of year	2,360	1,975
Pension Benefits [Member]
Change in Benefit Obligation
Projected Benefit obligation at beginning of year	2,124	1,970
Service cost	35	35	35
Interest cost	107	107	110
Amendments		18
Actuarial loss	341	176
Benefits paid	(113)	(182)
Termination benefits			3
Projected Benefit obligation at end of year	2,494	2,124	1,970
Change in Plan Assets
Fair value of plan assets at beginning of year	1,694	1,632
Actual return on plan assets	252	127
Company contributions	206	117
Benefits paid	(113)	(182)
Fair value of plan assets at end of year	2,039	1,694	1,632
Funded Status at end of year (plan assets less plan obligations)	(455)	(430)
Other Postretirement Benefits [Member]
Change in Benefit Obligation
Projected Benefit obligation at beginning of year	750	704
Service cost	7	5	5
Interest cost	35	37	39
Amendments		7
Actuarial loss	24	36
Benefits paid	(41)	(40)
Termination benefits	1	1	6
Projected Benefit obligation at end of year	775	750	704
Change in Plan Assets
Fair value of plan assets at beginning of year	281	275
Actual return on plan assets	38
Company contributions	43	46
Benefits paid	(41)	(40)
Fair value of plan assets at end of year	321	281	275
Funded Status at end of year (plan assets less plan obligations)	$ (454)	$ (469)